Income tax - Reconciliation between Effective Tax Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Computed “Expected” tax expense:
Computed tax expense on income from continuing operations	$ 167.0	$ 98.4
Increase (reduction) in income taxes resulting from:
Certain income from containership leasing segment that is exempt from tax	(172.1)	(99.6)
Change in valuation allowance	6.6	(5.1)
Foreign tax rate differential	1.6	0.3
Other, net	(1.7)	8.0
Total tax expense	$ 1.4	$ 2.0	$ 2.0